Investment in Associates and Joint Ventures (Summary of Condensed Financial Statements) (Details) - CAD ($) $ in Millions	3 Months Ended				9 Months Ended
	Jul. 31, 2024	Jun. 30, 2024	Jul. 31, 2023	Jun. 30, 2023	Jul. 31, 2024	Jun. 30, 2024	Jul. 31, 2023	Jun. 30, 2023	Oct. 31, 2023	Sep. 30, 2023
Assets
Total assets	$ 1,967,181				$ 1,967,181				$ 1,955,139
Liabilities
Total liabilities	1,855,605				1,855,605				$ 1,843,068
Total net revenues	14,176		$ 12,914		41,709		$ 37,512
Total other comprehensive income (loss)	$ 2,082		$ (3,470)		$ 3,312		$ (1,333)
Charles Schwab Corporation [member]
Assets
Total assets		$ 615,493				$ 615,493				$ 644,139
Liabilities
Total liabilities		555,332				555,332				$ 592,923
Total net revenues		6,418		$ 6,253		18,884		$ 20,633
Total net income available to common stockholders		1,657		1,575		4,605		6,119
Total other comprehensive income (loss)		876		(54)		5,195		3,277
Total comprehensive income (loss)		$ 2,533		$ 1,521		$ 9,800		$ 9,396